As filed with the Securities and Exchange Commission on April 15, 2005

1940 Act Registration No:811 -__________

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/___/ PRE-EFFECTIVE AMENDMENT NO. __

/___/ POST-EFFECTIVE AMENDMENT NO. __

NORTHERN LIGHTS FUND TRUST

(Exact Name of Registrant as Specified in Charter)

631-470-2616

(Registrant's Telephone Number, Including Area Code)

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

(Address of Principal Executive Offices)

Emile R. Molineaux, Esq.

Northern Lights Fund Trust

c/o Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

(Name and Address of Agent for Service)

Copy to:

Thomas R. Westle, Esq.

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, NY 10174

(212) 885-5239

It is proposed that this filing will become effective on May 15, 2005 pursuant to Rule 488 under the Securities Act of 1933.

An indefinite number of Registrant's shares of beneficial interest, without par value has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

 ADVISORS SERIES TRUST

615 E. Michigan Street

Milwaukee, Wisconsin 53202

1-877-560-6823

May   , 2005

Dear Jacobs & Company Mutual Fund Shareholder:

A Special Meeting of Shareholders of the Jacobs & Company Mutual Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), has been scheduled for June 15, 2005 (the “Special Meeting”) to vote on whether to approve a proposal to reorganize the Fund into a newly formed series (the “New Fund”) of Northern Lights Fund Trust (“Northern Lights”).  (Northern Lights is a new fund group which will be comprised of mutual funds managed by various, unaffiliated investment advisers.) The New Fund’s name will be identical to that of the Fund.

The complexity of the legal and regulatory compliance functions of the Fund has increased significantly in recent years, and may continue to increase in the foreseeable future.  Due to the increased compliance needs of the Fund, the Board of Trustees and management of the Trust believe that it is in the best interests of the Fund’s shareholders to align the Fund so that it can be part of a complex that meets the level of compliance oversight needed by the Fund.  Northern Lights, is smaller than the Trust, and is more compatible to the legal and regulatory philosophy of the Fund.

Jacobs & Company will continue to act as investment adviser to the New Fund and there will be no changes to any of the New Fund’s investment objectives, policies and strategies.

Assuming shareholder approval of the proposal to reorganize the Fund into the New Fund, each shareholder of the Fund will receive a full and fractional number of shares of the New Fund equal in dollar value to the Fund shares that the shareholder owned at the time of reorganization.  The reorganization is intended to qualify as a tax free “reorganization” within the meaning of the Internal Revenue Code.  If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization. The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

The Board of Trustees of the Trust has unanimously approved the reorganization and encourages you to vote “FOR” the proposal.  If you have any questions regarding the reorganization, please do not hesitate to call 1-877-560-6823.

If you are a shareholder of record of the Fund as of the close of business on Friday, April 22, 2005, you are entitled to vote at the Special Meeting and at any adjournment thereof.  While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by proxy.

Whether or not you are planning to attend the Special Meeting, we need your vote.  To vote by proxy, you must mail the enclosed proxy card.  Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

You retain the right to revoke your proxy at any time before it is actually voted by delivering notice of such revocation to the Secretary of the Trust in open meeting or by filing with the Secretary of the Trust either a notice of revocation or a duly executed proxy bearing a later date.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Fund.

Sincerely,

ADVISORS SERIES TRUST

By:

Eric M. Banhazl

President

 SF/359145.1

ADVISORS SERIES TRUST

615 E. Michigan Street

Milwaukee, Wisconsin 53202

1-877-560-6823

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD WEDNESDAY, JUNE 15, 2005

Advisors Series Trust, a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Jacobs & Company Mutual Fund (the “Fund”), a series of the Trust.  The Special Meeting will be held on Wednesday, June 15, 2005 at 9:00 a.m. Central time at the offices of U.S. Bancorp Fund Services, LLC, 777 E. Wisconsin Avenue, Milwaukee, WI 53202.  At the Special Meeting, you and the other shareholders of the Fund will be asked to consider and vote separately upon:

1.

A proposed reorganization of the Fund into a newly organized series of Northern Lights Fund Trust, which is discussed in more detail in the accompanying Proxy Statement/Prospectus.

2.

To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Only shareholders of record at the close of business on Friday, April 22, 2005, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD PROMPTLY. The Board of Trustees recommends that you vote in favor of the proposal.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy.  Even if you plan to attend the Special Meeting, we urge you to authorize proxies to cast your votes, which are commonly referred to as proxy voting.  You can do this in one of three ways by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope.

Your prompt voting by proxy will help assure a quorum at the Special Meeting. You retain the right to revoke your proxy at any time before it is actually voted by delivering notice of such revocation to the Secretary of the Trust in open meeting or by filing with the Secretary of the Trust either a notice of revocation or a duly executed proxy bearing a later date.

By Order of the Board of Trustees of

Advisors Series Trust

___________________________________

Rodney A. DeWalt, Secretary

May     , 2005

 SF/359145.1

ADVISORS SERIES TRUST

615 E. Michigan Street

Milwaukee, Wisconsin 53202

1-877-560-6823

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated:  May    , 2005

The following is important information to help you understand the proposal on which you are being asked to vote.  Please read the entire combined Proxy Statement/Prospectus provided to you before voting.

Question:  What is this document and why did we send it to you?

Answer:  The Board of Trustees approved a plan to reorganize (the “Reorganization”) a series (the  “Fund”) of Advisors Series Trust, a Delaware statutory trust (the “Trust”), into a newly created series (the “New Fund,”) of Northern Lights Fund Trust, a Delaware statutory trust (“Northern Lights”).  Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on Wednesday, June 15, 2005 (the “Special Meeting”) to consider the issue.  We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting.  This document includes, among other things, a letter from the President of the Trust, a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus and a form of Proxy.

Question:  What is the purpose of this Reorganization?

Answer: The complexity of the legal and regulatory compliance functions of the Fund has increased significantly in recent years, and may continue to increase in the foreseeable future.  Due to the increased complexity, the Board of Trustees and management of the Trust believe that it is in the best interests of the Fund’s shareholders to align the Fund with a smaller mutual fund complex that has similar legal and regulatory compliance oversight needs.  Northern Lights, a multi-adviser, multi-fund complex, is smaller than the Trust, and has similar legal and regulatory compliance issues that are beneficial in helping the Fund to comply with the applicable rules and regulations. There will be no changes to the Fund’s investment adviser, investment objectives, policies or strategies as a result of the Reorganization.

Question:  How will the Reorganization work?

Answer:  The New Fund will be formed as a new series of Northern Lights, which will have no assets and no shareholders.  Pursuant to an Agreement and Plan of Reorganization (the “Plan”), the Fund will transfer all of its assets and liabilities to the New Fund in return for shares of the New Fund.  Finally, the Fund will distribute the shares it received from the New Fund to its shareholders.  Shareholders of the Fund will thus effectively become shareholders of the New Fund, and each shareholder will hold the same number of shares with the same net asset value as the shareholder held prior to the Reorganization. The reorganization is intended to qualify as a tax free “reorganization” within the meaning of the Internal Revenue Code.  If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization.  Please refer to the proxy statement for a detailed explanation of the proposal.

Question:  What will the name of the New Fund be?

Answer:  The name of the New Fund will be identical to that of the Fund.

Question:  How will this affect my account?

Answer:  Following the Reorganization, you will be a shareholder of the New Fund, which has the same investment objective, strategies and investment adviser as the Fund you currently own.  You will receive shares of the New Fund equal in value to shares of the Fund you currently hold.  The Reorganization will not affect the value of your account at the time of Reorganization.

Question: What will happen if the Reorganization is not approved?

Answer:  If shareholders of the Fund fails to approve the Reorganization, the Fund will not be reorganized and the Board will consider other alternatives for the Fund.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that the proposal can be acted upon.  Your immediate response by voting by proxy will help prevent the need for any further solicitations for a shareholder vote.  We encourage all shareholders to participate.

Question:  I am a small investor.  Why should I bother to vote?

Answer:  Your vote makes a difference.  If other shareholders like you fail to vote, the Fund may not receive enough votes to go forward with the Special Meeting.

Question:  How does the Board of Trustees suggest that I vote?

Answer:  After careful consideration, the Board of Trustees of the Trust recommends that you vote “FOR” the Reorganization.

Question:  Who is paying for expenses related to the Special Meeting?

Answer:  The Fund’s administrator, U.S. Bancorp Fund Services, LLC, will pay all costs relating to the Reorganization, including the costs relating to the Special Meeting and this Proxy Statement/Prospectus.

Question:  How do I cast my vote?

Answer: You may vote by completing, dating and signing a proxy card and mailing it as soon as you can.  The shares of shareholders who complete and properly sign a proxy card and return it before the Special Meeting will be voted as directed by such shareholder at the Special Meeting and any adjournments or postponements of the Special Meeting.  The shares of a shareholder who properly signs and returns a proxy card, but does not specify how to vote, will be voted for the Reorganization, except that proxy cards returned by a broker to indicate a broker non-vote will not be so voted and will not constitute a vote “for” or “against” the proposal.

Question:  How may I revoke my proxy?

Answer: Any shareholder giving a proxy may revoke it at any time before it is exercised by delivering notice of such revocation to the Secretary of the Trust in open meeting or in writing by filing with the Secretary of the Trust either a notice of revocation or a duly executed proxy bearing a later date.  Presence at the Special Meeting by a shareholder who has signed a proxy does not itself revoke the proxy.

Question:  Will the advisory fees change?

Answer:  No, the investment advisory fees and Rule 12b-1 fees charged to the Fund will not change as a result of the Reorganization.  The New Fund will have an expense limitation agreement similar to the Fund’s current one which will limit net operating expenses to 2.0%.

Question:  What if a shareholder redeems shares of the Fund before the Reorganization takes place?

Answer:  A shareholder may choose to redeem or exchange (if applicable) shares of the Fund before the reorganization takes place.  If so, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction.

Question:  Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation.  Please call 1-877-560-6823 during normal business hours between 8 a.m. and 5 p.m. Central time.

 SF/359145.2

_________________________________________

COMBINED PROXY STATEMENT AND PROSPECTUS

MAY     , 2005

FOR THE REORGANIZATION OF

JACOBS & COMPANY MUTUAL FUND

 a series of

Advisors Series Trust

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-877-560-6823

INTO

JACOBS & COMPANY MUTUAL FUND

a series of

Northern Lights Fund Trust

150 Motor Parkway, Suite 205
Hauppauge, NY 11788

_________________________________________

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Advisors Series Trust (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Jacobs & Company Mutual Fund (the “Fund”), a series of the Trust, to be held at the offices of the Fund’s administrator, US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, on Wednesday, June 15, 2005 at 9:00 a.m. Central time.  At the Special Meeting, shareholders of the Fund will be asked:

•

To approve an Agreement and Plan of Reorganization between the Trust on behalf of the Fund and Northern Lights Fund Trust (“Northern Lights”), on behalf of a newly created series of shares, named the Jacobs & Company Mutual Fund (the “New Fund”), whereby the New Fund would acquire all of the assets and liabilities of the Fund in exchange for the New Fund’s shares which would be distributed pro rata by the New Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”).  A copy of the Agreement and Plan of Reorganization (the “Plan”) is attached hereto as Exhibit A.  As a result of the Reorganization, each shareholder will become a shareholder of the New Fund, which will have identical investment objectives, policies, and strategies as the Fund it is acquiring.

•

To transact such other business as may properly come before the Special Meeting or any adjournments thereof

The Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) that is organized as a Delaware statutory trust.  The New Fund is a separate series of Northern Lights, an open-end management company registered with the SEC that is also organized as a Delaware statutory trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

From Post-Effective Amendment No.       of Northern Lights Fund Trust, filed April    , 2005 (SEC File No. 811-21720):

•

Prospectus and Statement of Additional Information of the Jacobs & Company Mutual Fund.

From Post-Effective Amendment No. 144 of Advisors Series Trust, filed May 29, 2004 (SEC File No. 811-04010):

•

Prospectuses of the Jacobs & Company Mutual Fund, dated May 29, 2004.

Additional information is set forth in the Statement of Additional Information dated May     , 2005 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement.  Copies of these documents are available upon request and without charge by writing to Jacobs & Company, or by calling 1-877-560-6823.

The Annual Report to Shareholders of the Trust for the fiscal year ended January 31, 2005, containing audited financial statements, and the Semi-Annual Report to Shareholders of the Trust for the six months ended July 31, 2004, containing unaudited financial statements, have been previously mailed to shareholders.  Copies are available by writing or calling the Trust at the address or telephone number listed above.  Because the New Fund, a series of Northern Lights Fund Trust, has not yet commenced operations, no annual report to shareholders of the New Fund is available at this time.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal, and sets forth concisely the information about the New Fund that a prospective investor should know before investing.  You should read it and keep it for future reference.

The Fund expects that this Proxy Statement will be mailed to shareholders on or about May 6, 2005.

Date:  May    , 2005

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus.  Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

I.

INTRODUCTION

A.

OVERVIEW

B.

COMPARISON FEE TABLE AND EXAMPLE

C.

THE PROPOSAL

1.

Summary of the Proposed Reorganization

2.

Description of the New Fund’s Shares

3.

Reasons for the Reorganization

4.

Federal Income Tax Consequences

5.

Comparison of Shareholder Rights

6.

Capitalization

II.

COMPARISON INFORMATION ABOUT THE NEW FUND AND THE FUND

A.

INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS

1.

Investment Objectives

2.

Investment Strategies

3.

Fundamental Investment Restrictions and Investment Limitations

B.

DISTRIBUTION AND SHAREHOLDER SERVICES

1.

Distribution

2.

Distribution Plan

C.

PURCHASE AND REDEMPTION PROCEDURES

1.

Purchasing Information

2.

Redemption Information

3.

Frequent Purchases and Redemptions

D.

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

1.

Investment Advisor

2.

Other Service Providers

III.

VOTING INFORMATION

A.

METHOD AND COST OF SOLICITATION

B.

RIGHT OF REVOCATION

C.

VOTING SECURITIES AND PRINCIPAL HOLDERS

IV.

FURTHER INFORMATION ABOUT THE FUND AND THE NEW FUND

V.

MISCELLANEOUS ISSUES

A.

OTHER BUSINESS

B.

NEXT MEETING OF SHAREHOLDERS

C.

LEGAL MATTERS

D.

EXPERTS

 EXHIBIT A- Agreement and Plan of Reorganization

I.

INTRODUCTION

A.

OVERVIEW

The Board of Trustees of the Trust (the “Board”) called the Special Meeting to ask shareholders to consider and vote on the Reorganization of the Fund into the New Fund, which is a newly formed series of Northern Lights.    The Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) believes that the Reorganization is in the best interests of the Fund and its shareholders, and approved the Reorganization at a Board meeting held on March 11, 2005, subject to the approval of the Fund’s shareholders.

The Board believes that the Reorganization is in the best interests of the Fund and its shareholders, that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.  The factors considered by the Board in approving the Reorganization included, among other things, (1) the legal and regulatory compliance compatibility of the Fund and Northern Lights; (2) the investment objectives, policies and restrictions of the Fund are identical to those of the New Fund, (3) Jacobs & Company will continue to manage the New Fund; (4) after the Reorganization, investment management, administrative services and other functions will be performed under contracts having substantially similar terms as the existing contracts; (5) the fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund; (6) the Reorganization will result in no dilution of shareholders’ interests; and (7) the shareholders would likely not experience any adverse tax consequences.

The Board recommends that the shareholders of the Fund vote FOR the Plan.

Jacobs & Company (the “Adviser”) currently serves as the investment adviser of the Fund and will also serve as the investment adviser to the New Fund.

The New Fund will have identical investment objectives, strategies and policies to those of the Fund.  The Fund and the New Fund each seek to achieve their investment objectives by using the following strategies:

Current Fund/New Fund	Investment Strategy
Jacobs & Company Mutual Fund (Trust)/ Jacobs & Company Mutual Fund (Northern Lights)

The Fund invests in a combination of equity and fixed-income securities.  Although the percentage of assets allocated between equity and fixed-income securities is flexible, under normal market conditions, the Adviser expects that at least 40% of the Fund’s assets will be invested in fixed-income securities.  The equity securities held by the Fund will include common stocks of large-capitalization domestic companies.  Covered call options will be written on equity securities to enhance total return.  Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends. Net gains from the Fund’s option strategy generally will be short-term capital gains which, for federal income tax purposes, will constitute investment company taxable income that, to the extent distributed, will be taxable to shareholders at rates applicable to ordinary income, rather than at lower rates that are applicable to long-term capital gains and certain qualifying dividends.  The fixed-income securities held by the Fund consist, in normal circumstances, primarily of mortgage-backed securities issued by the Government National Mortgage Association, but may also include other U.S. Government and corporate bonds, notes and bills, preferred stocks, and money market instruments.  The mixture of fixed-income securities may be adjusted depending on market conditions.

In selecting equity securities for the Fund, the Adviser seeks growth stocks it believes to be of high-quality, based on its analysis of factors such as potential earnings growth, price to earnings ratios, strength of management, product development and dividend history.  In selecting fixed-income securities, the Adviser seeks safety of principal, monthly or other periodic cash flows and above-average yield, with a sensitivity to risk.

Investment in the New Fund will be subject to identical risks as investment in the Fund.  In addition, the purchase, distribution, redemption and other service arrangements of the New Fund will be similar to the current arrangements of the Fund.  The main difference will be that the New Fund will use Gemini Fund Services, LLC as its transfer agent and fund administrator rather than U.S. Bancorp Fund Services, LLC and will use Aquarius Fund Distributors, LLC as its distributor rather than Quasar Distributors, LLC.

The Reorganization should constitute a tax-free reorganization for federal income tax purposes and will not affect the federal tax status of Fund shares held before the Reorganization.  Therefore, shareholders should not recognize any gain or loss on their Fund shares for federal income tax purposes as a result of the Reorganization.  Furthermore, the administrator, U.S. Bancorp Fund Services, LLC will pay the costs of the Reorganization and the Special Meeting.  The administrator, U.S. Bancorp Fund Services, LLC will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.  In addition to solicitations by mail, the administrator, Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

As with most funds, the New Fund, like the Fund, may expose shareholders to certain market risks that could cause shareholders to lose money, particularly a sudden decline in a holding’s share price or an overall decline in the stock or bond market or circumstances affecting small to medium-sized companies.  The New Fund, like the Fund, will be subject to the following risks:

Current Fund / New Fund	Investment Risks
Jacobs & Company Mutual Fund/ Jacobs & Company Mutual Fund

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Fixed-Income Securities Risk.  The market value of fixed-income securities is sensitive to prevailing interest rates.  In general, when interest rates rise, a fixed-income security’s value declines and when interest rates decline, its market value rises.  Normally, the longer the remaining maturity of a security, the greater the effects of interest rate changes on the market value of the security.  In addition, changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness affect the market value of fixed-income securities of that issuer.

The Fund’s investments in mortgage-backed securities will be subject to prepayment risk, which is the risk that the borrowers of the underlying mortgages will prepay principal more rapidly than is anticipated.  When interest rates decline, homeowners tend to refinance their mortgages, which generally increases rates of prepayment among borrowers.  As a result, the Fund may lose the benefit of the higher yielding underlying mortgages that are being prepaid and may have to seek opportunities in other, less attractive securities.  This could cause a decrease in the Fund’s income and share price.

Options Risk.  Covered call options, such as those written by the Fund, enhance Fund income by the generation of premiums upon the sale of the options, but may result in the Fund’s losing the benefit of a portion of the appreciation in the underlying equity security to the extent the value increases to an amount in excess of the option exercise price and may result in a loss in value to the Fund if the appreciation in excess of the option exercise price exceeds the premium received on the sale of the option.  Income received on the Fund’s options transactions will be characterized as short-term capital gains, which are taxed as ordinary income.  For a more detailed discussion on the taxation of your investment in the Fund, please see the “Tax Consequences” section of this Prospectus.

Tax Risk. Call option premiums received by the Fund will be recognized upon exercise, lapse or other disposition of the option and generally will be treated by the Fund as short-term capital gain or loss. Some of the call options and other devices employed by the Fund reduce risk to the Fund by substantially diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby giving rise to “straddles” under the federal income tax rules. The straddle rules require the Fund to defer certain losses on positions within a straddle, and terminate or suspend the holding period for certain securities in which the fund does not yet have a long-term holding period or has not yet satisfied the holding period required for qualified dividend income. Thus, the Fund cannot assure you as to any level of regular quarterly net investment income (income other than net long-term capital gain) and cannot assure you as to any level of capital gains distributions. In addition, certain of the Fund’s call writing activities may affect the character, timing and recognition of income and could cause the Fund to liquidate other investments in order to satisfy its distributions requirements.

The Fund expects to generate premiums from the writing of call options. The Fund will recognize short-term capital gains upon the expiration of an option that it has written. If the Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option will be short-term gain or loss. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option, put option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, it is expected that most of the gains from the sale of the underlying securities held by the Fund will be short-term capital gains. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times.   The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) and (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.

Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non- corporate taxpayers, short-term capital gain is taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may mean that you would be likely to have a higher tax liability.  A high portfolio turnover rate may also lead to higher transactions costs, which could negatively affect the Fund’s performance.

B.

COMPARISON FEE TABLE AND EXAMPLE

The following Summary of Fund Expenses shows the fees for the Fund (based on the Fund’s current fees for the fiscal year ending January 31, 2005) and the New Fund (based on estimates of the New Fund’s fees for the fiscal year ending January 31, 2006).

	Fund	New Fund (Proforma)
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fee	0.25%	0.25%
Other Expenses	2.02%	1.96%
Total Annual Fund Operating Expenses	3.27%	3.21%
Fee Reduction and/or Expense Reimbursement	-1.27%	-1.21%
Net Annual Fund Operating Expenses(2)	2.00%	2.00%

(1)

Other Expenses for the New Fund are based on estimated amounts for the current fiscal year.

(2)

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund and the New Fund, until such contractual arrangement is terminated by the respective Board of Trustees or each fund’s Investment Advisory Agreement is terminated, to ensure that Net Annual Fund Operating Expenses will not exceed 2.00%.  The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of each fund, up to three years from the date of such waiver or expense payment, provided that the respective fund’s expenses are less than the limit agreed to by the Fund and New Fund.  The Board of Trustees may terminate this expense reimbursement arrangement at any time.  Without the expense reimbursement, the Total Annual Fund Operating Expenses would be 3.27% for the Fund and 3.21% for the New Fund.

Examples

The examples set forth below are intended to help you compare the cost of investing in the Fund with the cost of investing in the New Fund.  The examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the table above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fund	$ 203	$ 627	$1,078	$2,327
New Fund	$ 203	$ 627	$1,078	$2,327

C.

THE PROPOSAL

The following is a summary of key information concerning the Reorganization.  Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the prospectuses and statements of additional information incorporated by reference into this Proxy Statement/Prospectus.

1.

Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of the Fund will be asked to approve the Plan.  Upon approval by the shareholders of the Fund, the Reorganization will involve the transfer of all of the assets and liabilities of the Fund to the New Fund in exchange for the New Fund’s shares.  Upon the transfer of all of the assets to and assumption of all of the liabilities of the Fund by the New Fund, the New Fund will distribute to the Fund that number of full and fractional New Fund shares having an aggregate net asset value equal to the aggregate net asset value of the Fund as of the close of business on the business day preceding the closing (the “Closing”) of the Reorganization (the “Valuation Date”).  Portfolio securities of the Fund will be valued in accordance with the valuation practices of the Fund.  Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

Immediately after the transfer of the Fund’s assets to the New Fund, the Fund will distribute the New Fund shares to its shareholders by establishing accounts on the New Fund’s share records in the names of those shareholders representing the respective pro rata number of New Fund Shares deliverable to them, in complete liquidation of the Fund.  The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders.  Certificates evidencing the New Fund Shares will not be issued to the Fund’s shareholders.

Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Fund as of the close of business on the Valuation Date.

Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the New Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund and the transfer books of the Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan and the transactions contemplated thereby described in this Proxy Statement/Prospectus by the shareholders of the Fund, the receipt of a legal opinion from counsel to Northern Lights with respect to certain tax issues, the parties’ performance in all material respects of their respective agreements and undertakings in the Plan and effective registration of the New Fund.  Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on June 15, 2005, or such other date as is agreed to by the parties.

The Plan may be amended by the mutual consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval.  In addition, the Plan may be terminated with respect to the Fund at any time prior to the Closing by either party thereto upon notice to the other.

2.

Description of the New Fund’s Shares

The New Fund shares issued to Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights.  The New Fund’s shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s Prospectus.

3.

Reasons for the Reorganization

The complexity of the legal and regulatory compliance functions of the Fund has increased significantly in recent years, and may continue to increase in the foreseeable future.  Due to the increased complexity, the Board of Trustees and management of the Trust believe that it is in the best interests of the Fund’s shareholders to have the Fund be aligned with a smaller mutual fund complex that requires similar legal and regulatory compliance oversight.

The Board based its decision to approve the Plan by determining the following factors, among others:

•

that the prospective funds of Northern Lights require similar legal and regulatory compliance oversight ;

•

that the investment objectives, policies and restrictions of the Fund are identical to those of the New Fund;

•

that Jacobs & Company will continue to manage the New Fund;

•

that after the Reorganization, investment management, administrative services and other function will be performed under contracts having substantially similar terms as the existing contracts;

•

that the fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund;

•

that the Reorganization will result in no dilution of shareholders’ interests; and

•

that the shareholders would likely not experience any adverse tax consequences.

If the Plan is not approved by the Fund’s shareholders, then the Fund will continue to operate as a separate open-end management company and a series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Fund and its shareholders, including liquidation, subject to approval by the Fund’s shareholders if required by applicable law.

4.

Federal Income Tax Consequences

As a condition of the Reorganization, the Fund and the New Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and will not affect the federal tax status of Fund shares held before the Reorganization.  Therefore, neither the Fund, the New Fund, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis of, and the holding period for, the New Fund shares received by each shareholder of the Fund in the Reorganization will be the same as the tax basis of, and the holding period for, the Fund shares given up by such shareholder in the Reorganization (provided that, with respect to the holding period for the New Fund shares received, the Fund shares given up must have been held as capital assets by the shareholder).

The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Fund or its  shareholders.  Since its inception, the Fund believes it has qualified as a regulated investment company under the Code.  Accordingly, the Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

Provided that the Reorganization so qualifies, and the Fund is so treated, for U.S. federal income tax purposes, generally:

•

The Fund will not recognize any gain or loss as a result of the Reorganization;

•

The Fund shareholder will not recognize any gain or loss as a result of the receipt of New Fund shares in exchange for such shareholder’s Fund shares pursuant to the Reorganization; and

•

A Fund shareholder’s aggregate tax basis in the New Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in the Fund shares held immediately before the Reorganization.

Subject to limited exceptions, most states use federal taxable income as a taxable base in determining state tax treatment.  Consequently, the Trust believes that the state income tax treatment of the Reorganization for most shareholders is likely to be the same as the federal tax consequences.  Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders.  Because each shareholder may have unique tax issues, shareholders should consult their own tax advisers.

5.

Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of shareholders of the Fund and the rights of shareholders of the New Fund.

Governing Law.  The Fund is a separate series of the Trust, which is organized as a Delaware statutory trust.  The New Fund is a separate series of Northern Lights, which is also organized as a Delaware statutory trust.  The Fund and the New Fund are each authorized to issue an unlimited number of shares of beneficial interest. The Fund’s shares have a par value of $0.01 per share and the New Fund’s shares are without par value.  The Trust’s operations are governed by its Agreement and Declaration of Trust, By-Laws, and applicable trust laws of the State of Delaware.  Northern Lights’ operations are also governed by a similar Declaration of Trust and By-Laws, and applicable trust laws of the State of Delaware.

Shareholder Liability.  Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the New Fund is unable to meet its obligations.  Under the Trust and Northern Lights’ respective Declaration of Trust and By-laws, the Fund and New Fund are required to indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Fund and New Fund, and not because of his or her acts or omissions.

Board of Trustees.  Both the Trust and Northern Lights have a Board of Trustees.  The composition of the Board of the Trust is different from that of Northern Lights both in terms of membership and size.  The Board of Trustees of the Trust is comprised of six trustees, one of whom is an interested person as that term is defined under the 1940 Act.  The Board of Trustees for the Northern Lights has four trustees, one of whom is an interested person as that term is defined under the 1940 Act. For more information, refer to the May 29, 2004 Statement of Additional Information for the Fund and the May    , 2005 Statement of Additional Information for the New Fund, which are incorporated by reference into this Proxy Statement/Prospectus.

Classes.  The Fund is a separate series of the Trust with no separate classes of shares.  The New Fund is a separate series of Northern Lights and the New Fund may include more than one class of shares.  Currently, the Fund does not have more than one class of shares.  Northern Lights has reserved the right to create and issue additional classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.

6.

Capitalization

The capitalization of the Fund as of [INSERT DATE] and the New Fund’s pro forma capitalization as if the Reorganization occurred on that date are as follows:

(unaudited)	FUND	NEW FUND

Aggregate Net Assets
Shares Outstanding
Net Asset Value Per Share

I.

COMPARISON INFORMATION ABOUT THE NEW FUND AND THE FUND

A.

INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS

The New Funds’ investment objectives, policies, strategies and risks are identical to those of the Fund.  The following discussion is qualified in its entirety by the more extensive discussion set forth in the Prospectuses of the New Fund dated May   , 2005 which is incorporated by reference into this Proxy Statement/Prospectus.

1.

Investment Objectives

The Fund and the New Fund have the same investment objectives. The Fund seeks a combination of current income and growth of capital, consistent with preservation of capital.

The Fund’s and the New Fund’s investment objective (as well as their investment strategies set forth above) may not be changed without shareholder approval.

2.

Investment Strategies

In selecting investments for the New Fund, the Adviser will employ the identical strategy it used for the Fund.

3.

Fundamental Investment Restrictions and Investment Limitations

The New Fund will have identical investment restrictions and limitations to those of the Fund.  The Fund and the New Fund each seek to achieve their investment objectives by using the following restrictions and limitations.

The New Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the New Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the New Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the New Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the New Fund.

The New Fund may not:

1.

Make loans to others, except (i) through the purchase of debt securities in accordance with its investment objectives and policies, (ii) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.

Issue senior securities, borrow money or pledge its assets, except that (i) the New Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the New Fund from engaging in options transactions.

3.

Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities.  (Does not preclude the New Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.

Purchase or sell real estate, commodities or commodity contracts (the New Fund reserves the right, upon notice to shareholders to engage in futures contracts in furtherance of its investment objective);

5.

Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6.

Purchase the securities of any issuer, if as a result more than 5% of the total assets of the New Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the New Fund's assets may be invested without regard to this limitation.

The New Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.

The New Fund may not:

7.

Purchase any security if as a result the New Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

8.

Invest in any issuer for purposes of exercising control or management.

9.

Invest in securities of other investment companies except as permitted under the 1940 Act.

10.

Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

11.

Invest, in the aggregate, more than 10% of its net assets in (a) foreign securities, (b) the purchase of put options, and (c) securities described in restriction 10 immediately above (with each such investment category not to exceed 5% of its net assets).

12.

With respect to fundamental investment restriction 2 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing, if a percentage restriction set forth in the New Fund’s Prospectus or Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

B.

DISTRIBUTION AND SHAREHOLDER SERVICES

1.

Distribution

Quasar Distributors, LLC (“Quasar”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, an affiliate of the Fund’s administrator, acts as the distributor for the Fund.

The New Fund is distributed by Aquarius Fund Distributors, LLC (“Aquarius”), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). As such, Aquarius is responsible for all purchases, sales, redemptions, and other transfers of shares.  As distributor, Aquarius also provides certain administrative services.  Shares of the Fund and the New Fund are offered for sale on a continuous basis at net asset value per share.

To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.  Aquarius is located at 1005 South 107th Avenue, Omaha, Nebraska 68114.

2.

Distribution Plan

Under a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund  is authorized to make payments whereby the Fund pays the Adviser, as the distribution coordinator, for services primarily intended to result in the sale of the Fund or the servicing of shareholders at the annual rate of up to 0.25% of the Fund’s average daily net assets of its shares covered.  The Fund’s Rule 12b-1 plan is a compensation plan, which means that the fees paid by the Fund under the plan are intended to compensate (rather than reimburse) for services rendered.

Under a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, the New Fund is authorized to pay the Adviser, or other financial institutions up to 0.25% of the New Fund’s average daily net assets of its shares covered for to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Like the Fund’s Rule 12b-1 plan, the New Fund’s Rule 12b-1 plan is a compensation plan because payments under the plan are made for services rendered regardless of the level of expenditures made by the Adviser.

C.

PURCHASE AND REDEMPTION PROCEDURES

For the sake of simplicity, the discussion below references only the New Fund, but also describes the purchase and redemption procedures of the Fund as the Fund and the New Fund have similar purchase and redemption procedures.

1.

Purchasing Information

Shares of the New Fund are offered at the next offering price, which is the net asset value per share of the New Fund, computed after the purchase order and funds are received by the New Fund’s transfer agent.

Minimum Investments

To invest start or add to an account with the New Fund, a shareholder must invest at least the minimum amount, as indicated below:

Investment Minimums	New Fund
THE MINIMUM INITIAL INVESTMENTS ARE:
Regular (New Investor)	$2,000
Retirement Accounts	$1,000
Automatic Investment Plans	$100

ADDITIONAL INVESTMENT
Retirement Plans	$100
Automatic Investment Plans	$100

The New Fund may reduce or waive the minimum investment requirements for: certain retirement and other employee benefit plans; for the Adviser’s employees, clients and their affiliates; for investment advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the New Fund.  The New Fund also offers an automatic investment plan, whereby an existing shareholder may purchase addition shares of the New Fund through an Automated Clearing House arrangement.  In addition, the New Fund, at the direction of the Board of Trustees of the Northern Lights, may cease taking purchase orders at any time when it believes that it is in the best interest of current shareholders.

2.

Redemption Information

Shares of the New Fund are sold at the next offering price, which is the net asset value per share of the New Fund, computed after the request is received by the New Fund’s transfer agent on any day the New Fund and the New York Stock Exchange, Inc. are open for business.  The New Fund offers a Systematic Withdrawal Program that allows shareholders to have regular monthly payments redeemed from their account.  The New Fund may redeem an account if the total value of the account falls below $1,000 due to redemptions after giving shareholders at least 30 days’ prior written notice of this redemption.  The New Fund has also reserved the right to redeem shares “in kind.”

1.

Frequent Purchases and Redemptions

Frequent trading into and out of the New Fund can harm all fund shareholders by disrupting the New Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The New Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the New Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.

The New Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the New Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the New Fund.

Although the New Fund attempts to uniformly limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the New Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the New Fund.  While the New Fund will encourage financial intermediaries to apply the New Fund’s Market Timing Trading Policy to their customers who invest indirectly in the New Fund, the New Fund is limited in its ability to monitor the trading activity or enforce the New Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the New Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the New Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the New Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the New Fund’s Market Timing Trading Policy. If the New Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, the New Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Upon instructions from the Adviser, the service providers will take immediate action to stop any further short-term trading by such participants.

D.

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

1.

Investment Advisor

The Fund and New Fund’s investment adviser is Jacobs and Company, 300 Summer Street, Suite 970, Charleston, West Virginia 25301.  In this capacity, Jacobs and Company supervises all aspects of both funds’ operations and makes and implements all investment decisions for the Funds.  The Fund currently pays the Adviser a monthly management fee computed at the annual rate of 1.00% of its daily net assets.  The New Fund has also agreed to pay the Adviser a management of 1.00% of its daily net assets

A discussion regarding the basis for the Fund’s and New Fund’s Board of Trustees approving their respective investment advisory contracts is available in the Fund’s Statement of Additional information dated May 31, 2004 and New Fund’s Statement of Additional information dated May     __, 2005.

2.

Other Service Providers

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as the Fund’s administrator.   Quasar Distributors, LLC, an affiliate of the administrator, serves as the Fund’s distributor.  The Fund’s transfer and dividend disbursing agent is USBFS.  U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio, 45202, serves as the custodian for the portfolio securities, cash and other assets of the Fund.  Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103, serves as the Fund’s Registered Independent Public Accounting Firm and audits the financial statements and the financial highlights of the Fund.

The New Fund will have the same independent public accountants as the Fund.  Gemini Fund Services, LLC, (“GFS”), which has its principal office at the Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788, serves as the New Fund’s administrator. Upon completion of the Reorganization, GFS will serve as the New Fund’s transfer and dividend disbursing agent. The Bank of New York, One Wall Street, New York, New York 10286, serves as the custodian of the New Fund's assets. The contracts with these service providers, including GFS, will have substantially similar terms as the existing contracts.

I.

VOTING INFORMATION

For action to be taken by the Fund, the holders of forty percent (40%) of the outstanding shares of the Fund entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum.  Approval of the proposal by the Fund will require the affirmative vote of a majority (i.e., more than 50%) of the outstanding shares of the Fund.

All shares represented by each properly signed proxy received before the meeting will be voted at the Special Meeting.  Proxies may be voted by any one of the following methods:

•

By completing, dating and signing the enclosed proxy card and mailing it in the enclosed, postage-paid envelope.

•

By calling the toll-free number listed on the proxy card and following the recorded instructions.

•

By going to the website listed on the proxy card and following the instructions on the website.

If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with instruction given.  If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization.  If any other matters come before the Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

If a quorum of shareholders of the Fund is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus with respect to the Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Fund to permit further solicitation of proxies.  Any business that might have been transacted at the Special Meeting with respect to the Fund may be transacted at any such adjourned session(s) at which a quorum is present.  The Special Meeting with respect to the Fund may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Special Meeting of the Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Fund may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  Approval of the Plan will occur only if a sufficient number of votes are cast “FOR” that proposal.  If shareholders of the Fund do not approve the Plan, the Fund will continue to operate as a series of the Trust, an open-end management company, or the Board may take any further action as it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Fund if required by applicable law.  Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST.”

A.

METHOD AND COST OF SOLICITATION

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting.  The Fund expects that the solicitation of proxies will be primarily by mail and telephone.  The solicitation may also include facsimile, Internet, telegraph, or oral communications by certain employees of the Adviser or USBFS, who will not be paid for these services.  The administrator, U.S. Bancorp Fund Services, LLC will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

B.

RIGHT OF REVOCATION

Any shareholder giving a proxy may revoke it at any time before it is actually voted by delivering notice of such revocation to the Secretary of the Trust in open meeting or by filing with the Secretary of the Trust either a notice of revocation or a duly executed proxy bearing a later date. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

C.

VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Fund at the close of business on April 22, 2005 (the “Record Date”) will be entitled to be present and vote at the Special Meeting.  As of that date,                          shares were outstanding for the Fund:

As of the Record Date, the Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned five percent or more of the Fund’s shares are set forth below.

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership

The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund.

II.

FURTHER INFORMATION ABOUT THE FUND AND THE NEW FUND

Further information about the Fund is contained in the following documents:

•

Prospectus for the Fund dated May 29, 2004.

•

Statement of Additional Information for the Fund also dated May 29, 2004.

The New Fund is not currently an operating mutual fund, although they do have a prospectus that has been declared effective by the SEC.  A copy of the Prospectus is provided with this Proxy/Prospectus.  Shareholders may obtain copies of the Statement of Additional Information and annual and semi-annual reports relating to the Fund and the New Fund free of charge, by writing to Jacobs & Company, 300 Summer Street, Suite 970, Charleston, West Virginia 25301, or by calling 1-877-560-6823.

The Fund and the New Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Fund and the New Fund, respectively, with the SEC.  These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, DC, at 450 Fifth Street, N.W., Washington, DC 20549 and at the SEC’s regional offices in New York at 233 Broadway, New York, New York, 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois, 60661.  Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.  The SEC also maintains a web site at http://www.sec.gov that contains the Prospectus and Statement of Additional Information for the Fund, as well as the Prospectuses and Statements of Additional Information for the New Fund, materials that are incorporated by reference into their respective Prospectuses and Statements of Additional Information, and other information.

I.

MISCELLANEOUS ISSUES

A.

OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting.  If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.

NEXT MEETING OF SHAREHOLDERS

The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy, as determined by the Board, to be included in the Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the New Fund Shares and the tax consequences of the reorganization will be passed upon by Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174.

D.

EXPERTS

The financial statements of the Fund for the year ended January 31, 2005, contained in the Fund’s 2004 Annual Report to Shareholders, have been audited by Tait, Weller & Baker, Registered Independent Public Accounting Firm, as stated in their report dated March 18, 2005, which are incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Trustees of

Advisors Series Trust

___________________________________

Rodney A. DeWalt, Secretary

May      , 2005

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this ___ day of March, 2005, by and between Northern Lights Trust (“Northern Lights”), a Delaware statutory trust, for itself and on behalf of its series, the Jacobs & Company Mutual Fund (the “Acquiring Fund”), Advisers Series Trust, a Delaware statutory trust (“AST”), for itself and on behalf of its series the Jacobs & Company Mutual Fund (the “Acquired Fund”) and (as to Section 21 only) Jacobs & Company, a West Virginia corporation (the “Adviser”).

WHEREAS, Northern Lights and AST are open-end management investment companies registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of the Acquired Fund in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Acquired Fund in connection with the liquidation and termination of the Acquired Fund (the “Reorganization”); and

WHEREAS, the parties intend that the Reorganization qualify as a “reorganization,” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the Acquiring Fund and the Acquired Fund be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.

Definitions.

The following terms shall have the following meanings:

1933 Act The Securities Act of 1933, as amended.

1934 Act	The Securities Exchange Act of 1934, as amended.

Acquired Fund Financial Statements

The audited financial statements of the Acquired Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of the Acquired Fund for its most recently completed semi-annual period.

Acquiring Fund Financial Statements………………….

The audited financial statements of the Acquiring Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of the Acquiring Fund for its most recently completed semi-annual period.

Assets……………………...

All property and assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Fund, whether or not determinable at the appropriate Effective Time and wherever located.  Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Fund and any deferred or prepaid expense shown as an asset on the Acquired Fund’s books.

Closing Date	June 10, 2005, or such other date as the parties may agree to in writing with respect to the Reorganization.

Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of the Reorganization, or such other time and date as the parties may agree to in writing.

Fund	The Acquiring Fund or the Acquired Fund.

HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

Know, Known or Knowledge	Known after reasonable inquiry.

Liabilities	All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

Material Agreements	The agreements set forth on Schedule A, as may be amended from time to time.

N-1A Registration Statement	The Registration Statement of Northern Lights on Form N-1A under the 1940 Act that will register the shares of the Acquiring Fund to be issued in the Shell Reorganizations.

N-14 Registration Statement………………….	The Registration Statement on Form N-14 under the 1933 Act and the 1940 Act that will include the proxy materials necessary for the shareholders of the Acquired Fund to approve the Reorganizations.

Reorganization Documents

Such bills of sale, assignments, and other instruments of transfer as Northern Lights and AST deems desirable for the Acquired Fund to transfer to the Acquiring Fund all right and title to and interest in the Acquired Fund’s Assets and Liabilities and for the Acquiring Fund to assume the Acquired Fund’s Assets and Liabilities.

Schedule A	Schedule A to this Plan, as may be amended from time to time.

Shell Reorganization………

A Reorganization where there are no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than those issued to a seed capital investor (which shall be an affiliate of the Acquiring Fund) in order to commence the operations of the Acquiring Fund.

Valuation Time

The time on the Reorganization’s Closing Date, the business day immediately preceding the Closing Date if the Closing Date is not a business day or such other time as the parties may agree to in writing, that Northern Lights determines the net asset value of the shares of the Acquiring Fund and AST determines the net value of the Assets of or attributable to the Acquired Fund.  Unless otherwise agreed to in writing, the Valuation Time of the Reorganization shall be at the time of day then set forth in the Acquiring Fund’s and the Acquired Fund’s Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2.

Regulatory Filings and Shareholder Action.

(a)

Northern Lights shall promptly prepare and file the Form N-14 Registration Statement with the SEC.  Northern Lights also shall promptly prepare and file an amendment to its Registration Statement with the SEC on Form N-1A to register the shares of the Acquiring Fund to be issued in the Shell Reorganization.  Northern Lights shall make any other required filings including, without limitation, filings with state securities regulatory authorities.

(b)

AST shall assist Northern Lights in preparing the Form N-14 Registration Statement.

(c)

The parties shall seek orders of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

(d)

As soon as practicable after the effective date of the Form N-14 Registration Statement, the Acquired Fund shall hold a meeting of its shareholders to consider and approve this Plan, the Reorganization and such other matters as the Board of Trustees of the Acquired Fund may determine.

3.

Transfer of Acquired Fund Assets.  AST, on behalf of the Acquired Fund, and Northern Lights shall take the following steps with respect to the Reorganization:

(a)

On or prior to the Closing Date, AST shall endeavor to pay or make reasonable provision to pay out of the Acquired Fund’s Assets all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are Known to AST and that are due and payable as of the Closing Date.

(b)

At the Effective Time, AST shall assign, transfer, deliver and convey all of the Acquired Fund’s Assets to the Acquiring Fund.  Northern Lights shall then accept the Acquired Fund’s Assets and assume the Acquired Fund’s Liabilities such that at and after the Effective Time (i) all of the Acquired Fund’s Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Acquired Fund’s Liabilities at the Effective Time shall attach to the Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

(c)

AST shall assign, transfer, deliver and convey the Acquired Fund’s Assets to the Acquiring Fund at the Reorganization’s Effective Time on the following bases:

(1)

In exchange for the transfer of the Assets, Northern Lights shall simultaneously issue and deliver to the Acquired Fund full and fractional shares of beneficial interest (“Acquiring Fund Shares”).  Northern Lights shall determine the number of Acquiring Fund Shares to issue by dividing the net value of the Assets attributable to the Acquired Fund by the net asset value of one Acquiring Fund share.  Based on this calculation, Northern Lights shall issue Acquiring Fund Shares with an aggregate net asset value equal to the net value of the Assets of the Acquired Fund.

(2)

The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with Northern Lights current valuation procedures, a copy of which has been furnished to AST.  The parties shall make all computations to the second decimal place or such other decimal place as the parties may agree to in writing.

(3)

AST shall cause the Acquired Fund’s custodian to transfer the Assets with good and marketable title to the custodian for the account of the Acquiring Fund.  AST shall cause the Acquired Fund’s custodian to transfer all cash in the form of immediately available funds payable to the order of Northern Lights’ custodian for the account of the Acquiring Fund.  AST shall cause the Acquired Fund’s custodian to transfer any Assets that were not transferred to the Acquiring Fund’s custodian at the Effective Time to Northern Lights’ custodian at the earliest practicable date thereafter.

(d)

Promptly after the Closing Date, AST will deliver to Northern Lights an unaudited Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

4.

Liquidation and Termination of Acquired Funds, Registration of Shares and Access to Records.  AST, on behalf of the Acquired Funds, and Northern Lights, shall take the following steps with respect to the Reorganization:

(a)

At or as soon as reasonably practical after the Effective Time, AST shall dissolve and liquidate the Acquired Fund in accordance with applicable law and its Declaration of Trust by transferring to shareholders of record of the Acquired Fund Class full and fractional Acquiring Fund Shares equal in value, as of the Valuation Time, to the shares of the Acquired Fund held by the shareholder.  Each shareholder also shall have the right to receive from the Acquiring Fund after the Effective Time any unpaid dividends or other distributions that AST declared with respect to the shareholder’s Acquired Fund Shares before the Effective Time.  Northern Lights shall record on its books the ownership by the shareholders of the respective Acquiring Fund Shares; AST shall simultaneously redeem and cancel on its books all of the issued and outstanding Acquired Fund Shares.  Northern Lights does not issue certificates, and shall not be responsible to issue certificates to shareholders of the Acquired Fund.  AST shall wind up the affairs of the Acquired Fund and shall take all steps as are necessary and proper to terminate the Acquired Fund as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

(b)

If a former Acquired Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund shares to a person other than the shareholder, Northern Lights shall require the shareholder to (i) furnish Northern Lights an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificated form, deliver to Northern Lights the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Northern Lights that such tax has been paid or does not apply.

(c)

At and after the Closing Date, AST shall provide Northern Lights and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund shareholders and the number and percentage ownership of the outstanding Acquired Fund Shares owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund shareholders’ taxpayer identification numbers and their liability for or exemption from back-up withholding.  Prior to the Closing Date, AST shall direct each of its service providers that maintain records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act to continue to preserve and maintain such records as required by such Section and Rules, unless Northern Lights direct in writing that such records be delivered to Northern Lights or a service provider to Northern Lights.  As soon as practicable following the Reorganization with respect to the Acquired Fund, AST shall deliver all books and records with respect to the Acquired Fund in its possession to Northern Lights and Northern Lights shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5.

Certain Representations, Warranties and Agreements of AST.  AST, on behalf of itself and the Acquired Fund, represents and warrants to, and agrees with, Northern Lights as follows:

(a)

AST is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware.  The Board of Trustees of AST duly established and designated the Acquired Fund as a series of AST.  AST is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b)

AST has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

(c)

The Board of Trustees of AST has duly authorized the execution and delivery of the Plan and the transactions contemplated herein.  Duly authorized officers of AST have executed and delivered the Plan.  The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.  The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate AST’s Declaration of Trust or By-Laws or any Material Agreement.  Except for the approval of the Acquired Fund shareholders, AST does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

(d)

The Acquired Fund has qualified as a “regulated investment company” under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code (a “RIC”) in respect of each taxable year since the commencement of its operations and will continue to so qualify until the Effective Time.

(e)

The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the Acquired Fund shareholder meeting for the Reorganization and at the Effective Time of the Reorganization, insofar as it contains information about AST and the Acquired Fund that was in a final draft of the Form N-14 Registration Statement approved by AST, the Acquired Fund or its counsel: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

(f)

AST has duly authorized and validly issued all of the issued and outstanding shares of the Acquired Fund and all of the shares are validly outstanding, fully paid and non-assessable by AST, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.  There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquired Fund shares, nor are there any securities convertible into Acquired Fund shares.

(g)

AST is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws.  The Acquired Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in its Form N-1A Registration Statement currently in effect.  The value of the net assets of the Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of the Acquired Fund and all purchases and redemptions of Acquired Fund shares have been effected at the net asset value per share calculated in such a manner.

(h)

Except as otherwise provided herein, AST shall operate the business of the Acquired Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by the Acquired Fund’s Board of Trustees prior to the date of this Plan, and any other dividends and distributions deemed advisable by mutual agreement of the Acquired Fund and Northern Lights in anticipation of the Reorganization.  Notwithstanding the foregoing, AST shall: (i) complete prior to the Effective Time all measures necessary to ensure that the Reorganization qualifies as a “reorganization” within the meaning of Section 368(a) of the Code; and (ii) take all other appropriate actions necessary to ensure satisfaction of representations in certificates to be provided by Blank Rome LLP in connection with their opinion described in Sections 7(g) and 8(g), regardless of whether any such measures or actions are in the ordinary course.

(i)

At the Effective Time, the Acquired Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(j)

The Acquired Fund Financial Statements, copies of which have been previously delivered to Northern Lights, fairly present the financial position of the Acquired Fund as of the Acquired Fund’s most recent fiscal year-end and the results of the Acquired Fund’s operations and changes in the Acquired Fund’s Known Assets and Known Liabilities, in the ordinary course for the periods indicated.  The Acquired Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(k)

To the Knowledge of AST, the Acquired Fund has no Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Acquired Fund Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of this Plan.  Without limiting the generality of the previous sentence, the Acquired Fund has no liabilities to the Adviser or any other service provider of the Acquired Fund for fees previously waived or deferred by Adviser or any other such service provider.

(l)

AST does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquired Fund or its Assets or businesses.  The Acquired Fund does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquired Fund.  For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.  Neither AST nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

(m)

All contracts, agreements and similar instruments that are material to AST’s business with respect to the Acquired Fund are listed on Schedule A.  No material default exists under any contract or agreement listed on Schedule A.  With respect to any contract, agreement or similar instrument to which AST is a party that is not listed on Schedule A: (i) such instrument was entered into in the ordinary course of AST’s business; (ii) no material default exists with respect to such instrument; and (iii) such instrument is not material to the business of AST with respect to the Acquired Fund.  Nothing in this Section prevents AST from entering into, amending or terminating a contract, agreement or instrument after the date of this Plan if such action is contemplated by this Plan or consistent with AST’s obligations under this Plan.

(n)

AST has (i) timely filed all of its and its Acquired Fund’s tax returns for all of their taxable years to and including the Acquired Fund’s most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns; and (ii) made available to Northern Lights all of its and its Acquired Fund’s previously filed tax returns.  To the Knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns.  AST will file all of its and its Acquired Fund’s tax returns for all of their taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(o)

Since the date of the Acquired Fund Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Acquired Fund.  For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

6.

Certain Representations, Warranties and Agreements of Northern Lights.  Northern Lights, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with AST as follows:

(a)

Northern Lights is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware.  The Board of Trustees of Northern Lights duly established and designated the Acquiring Fund as a series of Northern Lights.  Northern Lights is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b)

Northern Lights and the Acquiring Fund each has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c)

The Board of Trustees of Northern Lights has duly authorized the execution and delivery of the Plan and the transactions contemplated herein.  Duly authorized officers of Northern Lights have executed and delivered the Plan.  The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.  The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust or By-Laws of Northern Lights or any Material Agreement.  Northern Lights does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d)

The Acquiring Fund has qualified as a RIC in respect of each taxable year since the commencement of its operations and will continue to so qualify for its current taxable year.

(e)

The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the Acquired Fund shareholder meeting for the Reorganization and at the Effective Time of the Reorganization, insofar as they relate to Northern Lights or the Acquiring Fund or Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

(f)

If the Reorganization is a Shell Reorganization, there shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than those issued to a seed capital investor (which shall be an affiliate of the Acquiring Fund) in order to commence the operations of the Acquiring Fund.

(g)

Northern Lights shall duly authorize the Acquiring Fund shares to be issued and delivered to the Acquired Fund as of the Effective Time.  When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(h)

At the Effective Time, the Acquiring Fund will be in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement.

(i)

Northern Lights does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Northern Lights or the Acquiring Fund or their assets or businesses.  There are no facts that Northern Lights currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Northern Lights or the Acquiring Fund.  For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.  Neither Northern Lights nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

(j)

All contracts, agreements and similar instruments that are material to Northern Lights’ business with respect to the Acquiring Fund are listed on Schedule A.  No material default exists under any contract or agreement listed on Schedule A.  With respect to any contract, agreement or similar instrument to which Northern Lights is a party that is not listed on Schedule B: (i) such instrument was entered into in the ordinary course of Northern Lights’ business; (ii) no material default exists with respect to such instrument; and (iii) such instrument is not material to the business of Northern Lights with respect to the Acquiring Fund.

7.

Conditions to an Acquired Fund’s Obligations.  The obligations of AST and the Acquired Fund with respect to the Reorganization shall be subject to the following conditions precedent:

(a)

The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by the Declaration of Trust and applicable law.

(b)

Northern Lights shall have duly executed and delivered the Acquiring Fund’s Reorganization Documents to the Acquired Fund.

(c)

All representations and warranties of Northern Lights made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Effective Time.

(d)

Northern Lights shall have delivered to AST a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to AST, stating that the representations and warranties of Northern Lights in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time and that it has approved the Acquired Fund’s Assets as being consistent with its investment objectives, policies and restrictions and that the Acquired Fund’s Assets may otherwise be lawfully acquired by the Acquiring Fund.

(e)

AST shall have received an opinion of Blank Rome, LLP, as counsel to Northern Lights, in form and substance reasonably satisfactory to AST and dated as of the Closing Date, substantially to the effect that:

(1)

The Acquiring Fund is a series of shares of Northern Lights duly established and designated by the Agreement and Declaration of Trust of Northern Lights dated  January 19, 2005,  (the “Northern Lights Declaration of Trust”).  Northern Lights is a statutory trust validly existing and in good standing under the Delaware Statutory Trust Act.  The Northern Lights Declaration of Trust provides Northern Lights with the statutory trust power necessary for it to own its properties and assets and conduct its business as described in the N-1A Registration Statement of Northern Lights.

(2)

The execution, delivery and performance of this Agreement and the Reorganization Documents to which Northern Lights is a party have been duly authorized by all necessary statutory trust action by Northern Lights on behalf of the Acquiring Fund, each has been duly executed and delivered by Northern Lights on behalf of the Acquiring Fund, and, assuming that the N-1A Registration Statement and the N-14 Registration Statement comply with the 1933 Act, the 1934 Act, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), each constitutes a valid and binding obligation of Northern Lights and the Acquiring Fund.

(3)

The execution and delivery of this Agreement and the Reorganization Documents to which Northern Lights is a party did not, and the assumption of the Acquired Fund’s liabilities by Northern Lights and the Acquiring Fund in accordance with this Agreement and the Reorganization Documents will not, violate the Northern Lights Declaration of Trust or the Bylaws of Northern Light or constitute a breach by Northern Lights of, or result in the acceleration of any financial obligation of Northern Lights under, any of the agreements listed on Schedule A to the opinion letter.

(4)

No consent, approval, authorization or order of or filing with any federal or [California] governmental authority or to counsel’s knowledge, any [California] or United States federal court is required for Northern Light’s execution and delivery  of this Agreement and the Reorganization Documents, and the assumption of liabilities by Northern Lights and the Acquiring Fund in accordance with this Agreement and the Reorganization Documents, other than (a) those that have been obtained under the 1933 Act, the 1934 Act or the Investment Company Act,  and (b) those that may be required under state securities or blue sky laws (as to which counsel expresses no opinion).

(5)

The shares of the Acquiring Fund issued and outstanding as of the date of the opinion letter are duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund.

(6)

Northern Lights is registered with the SEC as an investment company under the Investment Company Act.  Based solely on an SEC confirmation, the Registration Statement has been declared effective by the SEC under the 1933 Act.  To counsel’s knowledge, based solely on a telephone conversation with the SEC, counsel is not aware of any stop order suspending the effectiveness of the Northern Lights  Registration Statement, and, to counsel’s knowledge, no stop order proceedings for such purpose are pending by the SEC.

(7)

To counsel’s knowledge, there is no action, suit or proceeding at law or in equity, or by or before any federal or California state court or governmental or regulatory body or agency or arbitration board or panel pending or overtly threatened against Northern Lights or the Acquiring Fund or any of their assets that challenges or seeks to prohibit, restrain or enjoin the Reorganization.

In rendering such opinions, counsel may rely on such assumptions, certificates and limitations as are customary in opinion letters of this type.

(f)

[reserved]

(g)

AST shall have received an opinion of Blank Rome LLP, upon which the Acquired Fund and its shareholders may rely, based upon representations reasonably acceptable to Blank Rome LLP made in certificates provided to Blank Rome LLP by Northern Lights, AST, their affiliates and/or principal shareholders, addressed to AST and Northern Lights in a form reasonably satisfactory to AST and Northern Lights, and dated as of the Closing Date, with respect to the tax matters specified in Section 8(g).

(h)

AST shall have received a memorandum addressed to AST and Northern Lights, in form and substance reasonably satisfactory to AST and Northern Lights, prepared by Blank Rome LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state’s securities laws in connection with Northern Lights’ issuance of Acquiring Fund Shares.

(i)

The N-1A Registration Statement and the Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares and the SEC shall not have instituted and, to the Knowledge of Northern Lights, is not contemplating instituting, any stop order suspending the effectiveness of the N-1A Registration Statement or the Form N-14 Registration Statement.

(j)

No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization.

(k)

The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, nor instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(l)

Northern Lights shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

(m)

AST shall have received from Northern Lights a duly executed instrument, in a form and substance reasonably acceptable to AST, whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Acquired Fund.

(n)

As the Reorganization is a Shell Reorganization, AST shall have received a letter dated as of the Closing Date from Tait Weller & Baker addressed to AST and Northern Lights in form and substance reasonably satisfactory to AST and Northern Lights to the effect that on the basis of limited procedures as agreed to by AST and Northern Lights and described in such letter (but not an examination in accordance with generally accepted auditing standards):

(1) the data used in the calculation of any expense ratio of the Acquired Fund and the Acquiring Fund appearing in the N-14 Registration Statement agree with the underlying accounting records of the Acquired Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of AST or Northern Lights, as appropriate, having responsibility for financial and reporting matters; and

(2) the information relating to the Acquiring Fund and the Acquired Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquiring Fund or the Acquired Fund, as appropriate, or from schedules prepared by officers of AST or Northern Lights, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

(o)

Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(p)

The parties shall have received any necessary order of the SEC providing them with any necessary relief from the 1940 Act to permit the Reorganization.

(r)

The transactions under the Purchase Agreement to be consummated on or before the Effective Time shall have been consummated.

(s)

As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Acquiring Fund, or sales loads of the Acquiring Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-1A Registration Statement respecting the Acquiring Fund and in the Form N-14 Registration Statement.

(t)

The Adviser has pursuant to Section 21 reimbursed the Acquired Fund for all expenses relating to the Reorganizations incurred by the Acquired Fund through the Closing Date.

8.

Conditions to Northern Lights Obligations.  The obligations of Northern Lights and the Acquiring Fund with respect to the Reorganization shall be subject to the following conditions precedent:

(a)

The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by its Declaration of Trust and applicable law.

(b)

AST shall have duly executed and delivered the Acquired Fund Reorganization Documents to Northern Lights.

(c)

All representations and warranties of AST made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

(d)

AST shall have delivered to Northern Lights a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to Northern Lights, stating that the representations and warranties of AST in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

(e)

Northern Lights shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP, as counsel to AST, in form and substance reasonably satisfactory to Northern Lights and dated as of the Closing Date, substantially to the effect that:

(1)

The Acquired Fund is a series of shares of AST duly established and designated by the Agreement and Declaration of Trust of AST dated October 3, 1996, (the “AST Declaration of Trust”).  AST is a statutory trust validly existing and in good standing under the Delaware Statutory Trust Act.  The AST Declaration of Trust provides AST with the statutory trust power necessary for it to own its properties and assets and conduct its business as described in the N-1A Registration Statement of AST.

(2)

The execution, delivery and performance of this Agreement and the Reorganization Documents to which AST is a party have been duly authorized by all necessary statutory trust action by AST on behalf of the Acquired Fund, each has been duly executed and delivered by AST on behalf of the Acquired Fund, and, assuming that the N-1A Registration Statement and the N-14 Registration Statement comply with the 1933 Act, the 1934 Act, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), each constitutes a valid and binding obligation of AST and the Acquired Fund.

(3)

The execution and delivery of this Agreement and the Reorganization Documents to which AST is a party did not, and the transfer by AST of properties and assets of the Acquired Fund and the assumption of the Acquired Fund’s liabilities by Northern Lights and the Acquiring Fund in accordance with this Agreement and the Reorganization Documents will not, violate the AST Declaration of Trust or the Bylaws of AST or constitute a breach by AST of, or result in the acceleration of any financial obligation of AST under, any of the agreements listed on Schedule A to the opinion letter.

(4)

No consent, approval, authorization or order of or filing with any federal or California governmental authority or, to counsel’s knowledge, any California or United States federal court is required for the AST Trust’s execution and delivery  of this Agreement and the Reorganization Documents, and the transfer by AST of properties and assets and the assumption of liabilities by Northern Lights and the Acquiring Fund in accordance with this Agreement and the Reorganization Documents, other than (a) those that have been obtained under the 1933 Act, the 1934 Act or the Investment Company Act, and (b) those that may be required under state securities or blue sky laws (as to which counsel expresses no opinion).

(5)

The shares of the Acquired Fund issued and outstanding as of the date of the opinion letter are duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund.

(6)

AST is registered with the SEC as an investment company under the Investment Company Act.  Based solely on an SEC confirmation, the Registration Statement has been declared effective by the SEC under the 1933 Act.  To counsel’s knowledge, based solely on a telephone conversation with the SEC, counsel is not aware of any stop order suspending the effectiveness of the AST Registration Statement, and, to counsel’s knowledge, no stop order proceedings for such purpose are pending by the SEC.

(7)

To counsel’s knowledge, there is no action, suit or proceeding at law or in equity, or by or before any federal or California state court or governmental or regulatory body or agency or arbitration board or panel pending or overtly threatened against AST or the Acquired Fund or any of their assets that challenges or seeks to prohibit, restrain or enjoin the Reorganization.

In rendering such opinions, counsel may rely on such assumptions, certificates and limitations as are customary in opinion letters of this type.

(f)

[reserved]

(g)

Northern Lights shall have received an opinion of Blank Rome LLP, upon which the Acquiring Fund and its shareholders may rely, based upon representations reasonably acceptable to Blank Rome LLP made in certificates provided to Blank Rome LLP by Northern Lights, AST, their affiliates and/or principal shareholders, addressed to Northern Lights and AST in a form reasonably satisfactory to Northern Lights, and dated as of the Closing Date, substantially to the effect that the Reorganization with respect to the Acquiring Fund and the Acquired Fund will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and that Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

(h)

The N-1A Registration Statement and the Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares and no stop order suspending the effectiveness of the N-1A Registration Statement or the Form N-14 Registration Statement shall have been issued and, to the Knowledge of Northern Lights, the SEC is not contemplating issuing such a stop order.

(i)

No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(j)

The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, nor instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(k)

AST shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

(l)

AST shall have taken all steps required to terminate any agreements with its service providers and shall have discharged any and all payment obligations under such agreements.

(m)

Northern Lights shall have received the letter from Tait Weller & Baker addressed to AST and Northern Lights as described in Section 7(n).

(n)

Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, the Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Acquired Fund shareholders all of its previously undistributed (i) “investment company taxable income” within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

(o)

Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(p)

The parties shall have received any necessary order of the SEC providing them with any relief from the 1940 Act to permit the Reorganization.

(q)

AST shall have delivered to Northern Lights, or shall have made provision for delivery as promptly as possible after the Effective Time of, a statement, accurate and complete in all material respects, of assets of the Acquired Fund, showing the tax basis of such assets for federal income tax purposes by lot and the holding periods of such assets for such purposes, as of the Valuation Time.

(r)

The transactions under the Purchase Agreement to be consummated on or before the Effective Time shall have been consummated.

9.

Tax Matters.

(a) The parties hereby represent and warrant that each shall use its best efforts to cause the Reorganization to qualify, and will not (whether before or after consummation of the Reorganization) take any actions that could prevent the Reorganization from qualifying as a “reorganization” under the provisions of Section 368 of the Code.

(b) Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of the Reorganization for tax purposes as a “reorganization,” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10.

Survival of Representations and Warranties.  The representations and warranties of the parties hereto set forth in this Plan shall survive the completion of the transactions contemplated herein.

11.

Termination of Plan.  A majority of a party’s Board of Trustees may terminate this Plan with respect to the Acquiring Fund or the Acquired Fund, as appropriate if: (i) the party’s conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to the party’s Board of Trustees that the other party will not be able to satisfy such conditions precedent on the Closing Date; or (iii) the party’s Board of Trustees determines that the consummation of the Reorganization is not in the best interests of its shareholders and gives notice to the other party.

12.

Governing Law.  This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of New York, except to the extent preempted by federal law, without regard to conflicts of law principles.

13.

Finders Fees. Each party represents and warrants that there are no brokers or finders entitled to receive any payments from either party in connection with the transactions provided for in this Plan.

14.

Amendments.  The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan with respect to the Reorganization at any time before or after the Acquired Fund’s shareholders approve the Reorganization.  However, after the Acquired Fund’s shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Acquired Fund’s shareholders with respect to the Reorganization. This Section shall not preclude the parties from changing the Closing Date or the Effective Time of the Reorganization by mutual agreement.

15.

Waivers.  At any time prior to the Closing Date, any party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein.  The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

16.

Indemnification of Trustees.  Northern Lights shall indemnify, defend and hold harmless AST, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of AST, its officers, trustees, employees or agents, arising out of or based on (i) any breach by Northern Lights of any of its representations, warranties or agreements set forth in this Plan, or (ii) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A for Northern Lights, or in the Form N-14 Registration Statement insofar as it relates to Northern Lights or the Acquiring Fund, that is used in connection with the Reorganization.  Northern Lights also agrees that it will assume all liabilities and obligations of AST relating to any obligation of the Acquired Fund to indemnify, defend and hold harmless its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and AST’s Declaration of Trust and By-laws, as in effect as of the date of this Plan.  Northern Lights also agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under AST’s Declaration of Trust and By-laws as in effect as of the date of this Plan shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Northern Lights, its successors and assigns.

17.

Cooperation and Further Assurances.  Each party will cooperate with the others in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by another party in carrying out this Plan’s terms.  Each party will provide such further assurances concerning the performance of its obligations under this Plan and the consummation of the Reorganization as another party shall reasonably request.  Each party will take all reasonable actions to seek to ensure that each person intended to issue an opinion, letter or memorandum contemplated by this Plan can issue that opinion, letter or memorandum.

18.

Updating of Form N-14 Registration Statement.  If at any time prior to the Effective Time of the Reorganization a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in the Form N-14 Registration Statement, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

19.

Limitation on Liabilities.  The obligations of AST and Northern Lights shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of AST or Northern Lights personally, but shall bind only the assets and property of the Acquiring Fund and the Acquired Fund.  The execution and delivery of this Plan by the parties’ officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the Acquiring Fund or the Acquired Fund, as appropriate.

20.

Notices.  Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

For AST, on behalf of itself and the Acquired Fund:

Advisors Series Trust

2020 East Financial Way

Glendora, CA  91741

Attention:  Eric M. Banhazl, President & Trustee

For Northern Lights, on behalf of itself and the Acquiring Fund:

Northern Lights Fund Trust

Hauppauge Corporate Center

2150 Motor Parkway, Suite 205

Hauppauge, NY 11788

Attention: Michael Wagner, President

For Jacobs & Company:

Jacobs & Company

300 Summer Street

Suite 970

Charleston, WV 25301

Attention:  John Jacobs, President

21.  Expenses.  Except as may be otherwise provided herein, the Acquiring Fund and the Acquired Fund shall be responsible for its respective expenses incurred in connection with its Reorganization and with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated.  The parties hereto acknowledge that the administrator, U.S. Bancorp Fund Services, LLC will reimburse each of the Acquiring Fund and the Acquired Fund for all expenses incurred by it in connection with the Reorganization and with this Agreement, including, without limitation, fees and expenses of counsel and independent auditors incurred in connection with the Reorganization.

22.  General.  This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally.  The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to all the parties.  The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan.  Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan except for persons entitled to indemnification under Section 16.  No party may assign or transfer any right or obligation under this Plan without the written consent of the other parties.

[Remainder of page intentionally left blank.]

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

NORTHERN LIGHTS FUND TRUST,

for itself and on behalf of

the Jacobs & Company Mutual Fund

By:

Michael Wagner

President

ADVISORS SERIES TRUST

for itself and on behalf of

Jacobs & Company Mutual Fund

By:

Eric M. Banhazl President and Trustee

JACOBS & COMPANY

with respect to its obligations under Paragraph 9.2:

By:

John Jacobs

President

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements for AST:

Investment Management Agreement between AST and Jacobs & Company dated May 30, 2001.

Operating Expenses Agreement between AST and Jacobs & Company dated May 30, 2001.

Distribution Agreement between Quasar Distributor, Inc. and AST dated October 1, 2001

Share Marketing Plan pursuant to Rule 12b-1 approved by the Board of AST on March 2, 2001.

Custody Agreement between U.S. Bank, N.A. and AST dated March 12, 2003.

Mutual Fund Services Agreement (Fund Accounting Services) between AST and US Bancorp Fund Services, LLC dated March 15, 2002.

Mutual Fund Services Agreement (Fund Administration Services) between AST and US Bancorp Fund Services, LLC dated March 15, 2002

Transfer Agency Agreement between AST and US Bancorp Fund Services, LLC dated March 15, 2002

The following agreements shall be Material Agreements for Northern Lights:

Investment Advisory Agreement between Northern Lights and Jacobs & Company dated _______.

Underwriting Agreement between Northern Lights and Aquarius Fund Distributors, LLC dated ________.

Share Marketing Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by Northern Lights Board on March 23, 2005.

Custody Agreement between Northern Lights and The Bank of New York dated _______.

Fund Accounting Service Agreement between Northern Lights and Gemini Fund Services, LLC dated ________.

Administration Service Agreement between Northern Lights and Gemini Fund Services, LLC dated _________.

Transfer Agency Service Agreement between Northern Lights and Gemini Fund Services, LLC dated ______

Operating Expense Limitation Agreement between Northern Lights and Jacobs & Company, dated _________

_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

May    , 2005

FOR THE REORGANIZATION OF

JACOBS & COMPANY MUTUAL FUND

 a series of

Advisors Series Trust

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-877-560-6823

INTO

JACOBS & COMPANY MUTUAL FUND

a series of

Northern Lights Fund Trust

150 Motor Parkway, Suite 205
Hauppauge, NY 11788

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated May   , 2005 relating to the Special Meeting of Shareholders (the “Special Meeting”) of the of Jacobs & Company Mutual Fund (the “Fund”), a series of the Advisors Series Trust (the “Trust”) to be held on June 1 5 , 2005  The Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) whereby substantially all of the assets of the Fund will be transferred into a newly formed series (the “New Fund”) of Northern Lights Fund Trust (“Northern Lights”), in exchange for shares of the New Fund and the New Fund’s assumption of the Fund’s liabilities (the “Reorganization”).  Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Jacobs & Company, or by calling 1-877-560-6823.

The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

(1)

The Statement of Additional Information of the Fund, dated May 29, 2004; and

(2)

The Annual Report to Shareholders of the Fund for the fiscal year ended January 31, 2005.

(3)

The Semi-Annual Report to Shareholders of the Fund for the six months ended July 31, 2004, containing unaudited financial statements.

This Statement of Additional Information consists of this cover page and the documents described above.

Because the New Fund has not yet commenced operations, Annual or Semi-Annual Reports to Shareholders are not available.  Similarly, because the Fund is being acquired by the New Fund, pro forma financial statements are not provided in this Statement of Additional Information in connection with the proposed reorganization.

_________________________________________

PART C

NORTHERN LIGHTS FUND TRUST

OTHER INFORMATION

_________________________________________

ITEM 15. INDEMNIFICATION

Article VI of Registrant's By-Laws states as follows:

6.01

AGENTS, PROCEEDINGS AND EXPENSES.  For the purpose of this Article, “agent” means any person who is or was a trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; “proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Article.

6.02

ACTIONS OTHER THAN BY TRUST.  This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and in a manner that person reasonably believed to be in the best interests of this Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of that person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contenders or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person’s conduct was unlawful.

6.03

ACTIONS OTHER THAN BY TRUST.  This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

6.04

EXCLUSION OF INDEMNIFICATION.  Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with this Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b)  In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

6.05 SUCCESSFUL DEFENSE BY AGENT.  To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

6.06 REQUIRED APPROVAL.  Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b) A written opinion by an independent legal counsel.

6.07  ADVANCE OF EXPENSES.  Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the disinterested, non-party trustees, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.

6.08  OTHER CONTRACTUAL RIGHTS.  Nothing contained in this Article shall affect any right to indemnification to which persons other than trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

6.09  LIMITATIONS.  No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

6.10  INSURANCE.  Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent’s status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article.

6.11  FIDUCIARIES OF EMPLOYEE BENEFIT PLAN.  This Article does not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that person’ s capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article.  Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 16. EXHIBITS.

1.	Agreement and Declaration of Trust(1)
2.	By-Laws(1)
3.	Not Applicable.
4.	Form of Agreement and Plan of Reorganization. (2)
5.	Not Applicable.
6.	(a) Form of Investment Advisory Agreement (1)
(b)Form of Operating Expenses Limitation Agreement (3)
7.	(a)Form of Distribution Agreement (3)
8.	Not Applicable.
9.	Form of Custodian Agreement(1)
10.	Rule 12b-1 Plan (1)
11.	Opinion of Counsel regarding legality of issuance of shares and other matters - to be filed by amendment.
12.	Form of Opinion of Counsel on tax matters - to be filed by amendment.
13.	(a) Form of Administration Service Agreement(1)
(b) Form of Fund Accounting Service Agreement(1)
(c) Form of Transfer Agency Service Agreement(1)
14.	Independent Auditor's Consent – to be filed by amendment.
15.	Not Applicable.
16.	Power of Attorney( [3] )
17.	(a)Form of Proxy Ballot(2)
(b) Prospectus for Jacobs & Company Mutual Fund, a series of Northern Lights Fund Trust, filed April 15, 2005 ( [3] )
(c) Statement of Additional Information for Jacobs & Company Mutual Fund, a series of Northern Lights Fund Trust, filed April 15 , 2005 ( [3] )

(1)	Previously filed with the Registration Statement on Form N-1A (File No. 333-122917) on February 18, 2005, and is incorporated herein by this reference.
(2)	Filed herewith.
(3)	Previously filed with the Pre-Effective Amendment Number 1 to the Trust’s Registration Statement on Form N-1A on April 15, 2005, and is incorporated herein by this reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it will file an Amendment that will include a copy of the final tax opinion of counsel.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Hauppauge and State of New York, on April 1 5 , 2005.

NORHTERN LIGHTS FUND TRUST

/s/ Michael J. Wagner

Michael J. Wagner

President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on April 1 5 , 2005:

Signature	Title

/s/ Michael Miola* Michael Miola	Trustee
/s/ L. Merill Bryan* L. Merill Bryan	Trustee
/s/ Anthony J. Hertl* Anthony J. Hertl	Trustee
/s/Gary Lanzen * Gary Lanzen	Trustee
/s/ Michael J. Wagner Michael J. Wagner	President and Principal Executive Officer
/s/ Emile R. Molineaux Emile R. Molineaux	Secretary
/s/Andrew Rogers Andrew Rogers	Treasurer and Principal Financial Officer

*/s/	Emile R. Molineaux
Emile R. Molineaux
Attorney-in-Fact pursuant
to Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Proxy Card	EX.99.j.